COMMITMENTS AND CONTINGENCIES (Details)						6 Months Ended		12 Months Ended
	Feb. 01, 2022 USD ($)	Jan. 24, 2022 USD ($)	Dec. 20, 2021 USD ($) D $ / shares shares	Dec. 15, 2021 USD ($)	Oct. 04, 2021 USD ($)	Jun. 30, 2022 USD ($) $ / shares shares	Jun. 30, 2021 USD ($)	Dec. 31, 2021 USD ($) $ / shares shares	Jul. 18, 2022 $ / shares	Feb. 01, 2021 USD ($) $ / shares	Jan. 27, 2021 item	Dec. 31, 2020 $ / shares
Other Commitments [Line Items]
Common Stock, Par or Stated Value Per Share | $ / shares						$ 0.01		$ 0.01				$ 0.01
ITHAX ACQUISITION CORP.
Other Commitments [Line Items]
Maximum number of demands for registration of securities | item											3
Deferred underwriting fees payable								$ 9,082,500		$ 9,082,500
Deferred underwriting fee						$ 9,082,500	$ 9,082,500	$ 9,082,500
Aggregate purchase price							$ 6,750,000
Threshold Period After Business Combination In Which Specified Trading Days Within Any Specified Trading Day Period Commences						30 days
Condition for future business combination threshold Percentage Ownership								50
Earn out issue | shares						9,000,000
Earn out vesting period						4 years
Legal fees								$ 1,100,000
ITHAX ACQUISITION CORP. | Mondee Holdings, Inc
Other Commitments [Line Items]
Legal fees						$ 2,200,000
Capital market advisement services and investment banking services | ITHAX ACQUISITION CORP.
Other Commitments [Line Items]
Percentage of contingent fee on gross proceeds					7.00%
Contingent fee cap value					$ 3,500,000
Capital market advisement services and investment banking services | ITHAX ACQUISITION CORP. | Mondee Holdings, Inc
Other Commitments [Line Items]
Percentage of contingent fee on gross proceeds					7.00%
Contingent fee cap value					$ 3,500,000
Capital market advisement services | ITHAX ACQUISITION CORP.
Other Commitments [Line Items]
Contingent fee				$ 1,000,000
Capital market advisement services | ITHAX ACQUISITION CORP. | Mondee Holdings, Inc
Other Commitments [Line Items]
Contingent fee				$ 1,000,000
Investment banking services | ITHAX ACQUISITION CORP.
Other Commitments [Line Items]
Percentage of contingent fee on gross proceeds					3.50%
Contingent fee cap value					$ 1,500,000
Contingent fee					500,000
Investment banking services | ITHAX ACQUISITION CORP. | Mondee Holdings, Inc
Other Commitments [Line Items]
Aggregate purchase price					$ 50,000,000
Percentage of contingent fee on gross proceeds					3.50%
Contingent fee cap value					$ 1,500,000
Contingent fee					500,000
Renegotiated a capped fee					$ 1,200,000
Advisory services | ITHAX ACQUISITION CORP. | Mondee Holdings, Inc
Other Commitments [Line Items]
Contingent fee	$ 500,000	$ 500,000
Insurance services | ITHAX ACQUISITION CORP.
Other Commitments [Line Items]
Insurance run off premium								1,100,000
Insurance services | ITHAX ACQUISITION CORP. | Mondee Holdings, Inc
Other Commitments [Line Items]
Insurance run off premium								1,100,000
Insurance renegotiated run off premium								$ 750,000
Subsequent Event | ITHAX ACQUISITION CORP.
Other Commitments [Line Items]
Contingent fee	625,000	500,000
Subsequent Event | Advisory services | ITHAX ACQUISITION CORP.
Other Commitments [Line Items]
Contingent fee	$ 625,000	$ 500,000
Sponsor | ITHAX ACQUISITION CORP.
Other Commitments [Line Items]
Cash Held By The Company			$ 150,000,000
Class A Common Stock
Other Commitments [Line Items]
Common Stock, Par or Stated Value Per Share | $ / shares						$ 0.01		$ 0.01
Class A Common Stock | ITHAX ACQUISITION CORP.
Other Commitments [Line Items]
Common Stock, Par or Stated Value Per Share | $ / shares			$ 0.001			0.001
Earn out issue | shares			9,000,000
Earn out vesting period			4 years
Class A Common Stock | Subsequent Event | ITHAX ACQUISITION CORP.
Other Commitments [Line Items]
Purchase price | $ / shares									$ 10.00
Class A Common Stock | Sponsor | ITHAX ACQUISITION CORP.
Other Commitments [Line Items]
Restrictions On Transfer Period Of Time After Business Combination Completion			6 months
Transfer, Assign Or Sell Any Shares Or Warrants After Completion Of Initial Business Combination, Stock Price Trigger | $ / shares			$ 12.00
Transfer, Assign Or Sell Any Shares Or Warrants After Completion Of Initial Business Combination, Threshold Trading Days | D			20
Transfer, Assign Or Sell Any Shares Or Warrants After Completion Of Initial Business Combination, Threshold Consecutive Trading Days | D			30
Threshold Period After Business Combination In Which Specified Trading Days Within Any Specified Trading Day Period Commences			90 days
Condition for future business combination threshold Percentage Ownership			50
Class B Common Stock | ITHAX ACQUISITION CORP.
Other Commitments [Line Items]
Common Stock, Par or Stated Value Per Share | $ / shares			$ 0.001			0.001		$ 0.001				$ 0.001
Class B Common Stock | Sponsor | ITHAX ACQUISITION CORP.
Other Commitments [Line Items]
Number of shares purchased | shares			603,750
Number of shares forfeiture and surrender | shares			603,750
New Mondee Common Stock | ITHAX ACQUISITION CORP.
Other Commitments [Line Items]
Common Stock, Par or Stated Value Per Share | $ / shares						$ 0.0001
Over-allotment option | ITHAX ACQUISITION CORP.
Other Commitments [Line Items]
Deferred fee						6.00%		6.00%
Deferred underwriting fees payable						$ 1,732,500		$ 1,732,500
Purchase price | $ / shares										$ 10.00
Initial Public Offering | ITHAX ACQUISITION CORP.
Other Commitments [Line Items]
Deferred fee						3.50%		3.50%
Initial units sold in the IPO | shares						21,000,000		21,000,000
Deferred underwriting fees payable						$ 7,350,000		$ 7,350,000
Purchase price | $ / shares										$ 10.00
Private Placement | Class A Common Stock | ITHAX ACQUISITION CORP.
Other Commitments [Line Items]
Number of shares purchased | shares			5,000,000
Aggregate purchase price			$ 50,000,000,000,000
Purchase price | $ / shares			$ 10.00